Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 11,024,906		¥ 29,209,388
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	8,513,644	$ 8,513,644	4,428,120	$ 4,428,120
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	1,788,100	281,083	24,781,268	3,793,451
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	695,738	$ 852,743	0	0
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 27,424		¥ 0	$ 0